Lease liability and Right-of-use assets (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,431	$ 1,561	$ 1,676
Depreciation charge	(300)	(318)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	505	522
Depreciation charge	(16)	(11)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	745	866
Depreciation charge	(177)	(192)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	117	136
Depreciation charge	(96)	(105)
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	64	37
Depreciation charge	$ (11)	$ (10)